Financial instruments - Fair value measurement (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments
Transfer of assets out of Level 1 into Level 2	₽ 0
Transfer of assets out of Level 2 into Level 1	0
Transfer of assets into Level 3	0
Transfer of assets out of Level 3	0
At fair value | Long-term loans
Disclosure of detailed information about financial instruments
Financial assets, fair value	71
At fair value | Long-term loans | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments
Financial assets, fair value	71
Fair value disclosed | Debt instruments
Disclosure of detailed information about financial instruments
Financial assets, fair value	1,931	₽ 1,827
Fair value disclosed | Debt instruments | Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments
Financial assets, fair value	1,931	1,827
Fair value disclosed | Long-term loans
Disclosure of detailed information about financial instruments
Financial assets, fair value	159	164
Fair value disclosed | Long-term loans | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments
Financial assets, fair value	₽ 159	₽ 164